Expense Example - Investor A, C, Institutional and Class R - BLACKROCK 60/40 TARGET ALLOCATION FUND	Jan. 28, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	259
Expense Example, with Redemption, 10 Years	601
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	735
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,348
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	1,522
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	$ 1,245